Acquisitions and Divestures (Tables)	12 Months Ended
Dec. 31, 2013
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Schedule of Goodwill Assigned to Reportable Segments	The goodwill was assigned to the reportable segments listed below:

Segment	December 31, 2013
(in millions)
Electronic Systems	$10
Communication Systems	9

Total	$19

Statement of Operations Data Classified as Discontinued Operations

Engility’s statement of operations data, which has been classified as discontinued operations, is provided in the table below.

	January 1 to July 17, 2012	Year Ended December 31, 2011
	(in millions)
Product and service revenues	$911	$2,011

Operating income from discontinued operations before income taxes	68	199
Interest expense allocated to discontinued operations	(14)	(31)

Income from discontinued operations before income taxes	$54	$168
Income tax expense	(22)	(64)

Income from discontinued operations, net of income taxes	$32	$104
Net income from discontinued operations attributable to noncontrolling interests	(4)	(3)

Net income from discontinued operations attributable to L-3	$28	$101

Unaudited Pro Forma Statements of Operations Data

The following unaudited pro forma Statements of Operations data presents the combined results of the Company and its business acquisitions completed during the years ended December 31, 2013, 2012 and 2011, assuming that the business acquisitions completed during 2013, 2012 and 2011 had occurred on January 1, 2011.

	Year Ended December 31,
	2013	2012	2011
	(in millions, except per share data)
Pro forma net sales	$12,664	$13,278	$13,502
Pro forma income from continuing operations	$787	$790	$880
Pro forma net income attributable to L-3	$778	$812	$972
Pro forma diluted earnings per share from continuing operations	$8.54	$8.03	$8.24
Pro forma diluted earnings per share	$8.54	$8.32	$9.19